TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Deferred tax assets (liabilities):
Intangible assets	$461	$474
Other temporary differences (1)	5,776	6,264
Temporary differences related to inventory (2)	6,544	6,917
Carryforward losses, deductions and credits (3)	1,162	390
Less-valuation allowance	(903)	(390)
Total net deferred tax assets	13,040	13,655

Deferred tax liabilities
Property and equipment	(8,919)	(14,654)
Intangible assets	(591)	(1,949)
Other temporary differences	(222)	(120)

Total deferred tax liabilities	(9,732)	(16,723)

Deferred tax assets (liabilities), net	$3,308	$(3,068)

(1)	Deriving mainly from provision for bad debts, labor related and warranty provision. The increase mainly related to provision for loss contingencies and settlement with the Israeli tax authorities.
(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
(3)	Certain subsidiaries have tax loss carry-forwards totaling approximately $5,850 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date.

Reconciliation of Effective Tax Rate to Statutory Tax Rate
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2017	2016	2015

Income before taxes on income	$34,960	$89,486	$93,301

Statutory tax rate in Israel	24%	25%	26.5%

Income taxes at statutory rate	$8,390	$22,372	$24,725

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(4,832)	(11,904)	(13,232)
Non-deductible expenses, net	1,604	1,560	1,073
Adjustment for change in tax law	(1,026)	-	-
Increase (decrease) in taxes from prior years	(104)	44	(513)
Increase (decrease) in taxes resulting from tax settlement with tax authorities	-	(151)	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	1,593	1,320	693
Uncertain tax position	1,453	(158)	1,034
Changes in valuation allowance	502	52	(21)
Others	(178)	(132)	84

Income tax expense	$7,402	$13,003	$13,843

Effective tax rate	21%	15%	15%

Per share amounts (basic) of the tax benefit resulting from an "Preferred Enterprise"	$(0.14)	$(0.34)	$(0.38)
Per share amounts (diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.14)	$(0.34)	$(0.37)

Schedule of Income before Taxes on Income
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2017	2016	2015

Domestic	$24,451	$75,729	$81,020
Foreign	10,509	13,757	12,281

	$34,960	$89,486	$93,301

Schedule of Tax Expenses on Income
Tax expenses on income are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current taxes	$13,778	$13,966	$6,792
Deferred taxes	(6,376)	(963)	7,051

	$7,402	$13,003	$13,843

Domestic	$3,838	$8,319	$9,892
Foreign	3,564	4,684	3,951

	$7,402	$13,003	$13,843

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2015	$417

Increase in tax positions for current year	493
Increase of tax position of prior years	541
Foreign currency adjustments	(9)

Gross tax liabilities at December 31, 2015	1,442

Increase in tax positions for current year	594
Increase in tax position of prior years	270
Decrease related to settlement with the tax authorities	(1,022)

Gross tax liabilities at December 31, 2016	1,284

Increase in tax positions for current year	1,201
Increase of tax position of prior years	252

Gross tax liabilities at December 31, 2017	$2,737